Average Annual Total Returns	12 Months Ended		13 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P Global 1200 Shariah Information Technology (Sector) Capped Index
Prospectus [Line Items]
Average Annual Return, Percent	28.91%		7.89%
S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent	25.63%	24.12%	30.53%
S&P DM Ex-U.S. & EM 50/50 Shariah Index
Prospectus [Line Items]
Average Annual Return, Percent	7.31%	9.33%
SP Funds S&P Global Technology ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	33.05%		36.91%
Performance Inception Date			Nov. 30, 2023
SP Funds S&P Global Technology ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	32.89%		36.76%
SP Funds S&P Global Technology ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	19.67%		28.20%
SP Funds S&P World (ex-US) ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.92%	9.83%
Performance Inception Date		Dec. 19, 2023
SP Funds S&P World (ex-US) ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.76%	9.67%
SP Funds S&P World (ex-US) ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.67%	7.65%